EQUITY (Details) (USD $)	0 Months Ended						6 Months Ended		12 Months Ended			0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 24, 2012	Feb. 29, 2012	Nov. 02, 2011	Aug. 01, 2011	Aug. 02, 2011	May 03, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Ordinary Dividends	Dec. 31, 2011 Return of Capital	Feb. 29, 2012 Subsequent Event	Aug. 01, 2012 Subsequent Event Dividend Declared	Jun. 30, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Jun. 30, 2012 Stock Options	Dec. 31, 2011 Stock Options
Equity
Stock issuance, shares				11,700,000	11,700,000
Stock issuance				$ 163,900,000			$ 144,000	$ 547,000	$ 163,238,000
Shares sold to underwriters (in shares)				1,500,000
Purchase price per share sold to underwriters (USD per share)				$ 14.75
Stock-based compensation, issued during period (in shares)														117,890	54,983	41,640	45,657
Common dividends, declared	$ 0.33	$ 0.33	$ 0.32		$ 0.32	$ 0.32	$ 0.66	$ 0.32	$ 0.96			$ 0.33	$ 0.33
Common dividends, paid									$ 0.96	$ 0.7833	$ 0.1767